RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended
	Sep. 15, 2025	Sep. 02, 2025	Jul. 22, 2025	Jan. 03, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 13, 2025
Lease expiration date				Jan. 31, 2026
Monthly rent expense				$ 1,320
Repayments of notes payable related party					$ (0)	$ 50,000
Note balance					100,000		$ 0
Significant Shareholder Note Payable [Member]
Debt face amount			$ 100,000
Interest rate			9.00%
Maturity date			Apr. 18, 2026
Repayments of notes payable related party					0
Accrued interest					1,726
Note balance					100,000
Promissory Note Agreement [Member]
Interest rate								8.00%
Promissory Note Agreement [Member] | CEO Promissory Note [Member]
Debt face amount		$ 75,000
Interest rate		2.50%
Maturity date		Nov. 02, 2027
Repayments of notes payable related party					0
Accrued interest					460
Note balance					75,000
Promissory Note Agreement 1 [Member] | CEO Promissory Note [Member]
Debt face amount	$ 35,000
Interest rate	2.50%
Maturity date	Nov. 15, 2027
Repayments of notes payable related party					0
Accrued interest					115
Note balance					35,000
Chief Executive Officer [Member]
Related party advances					0		$ 0
Annual salary					$ 175,000